Non-consolidated VIEs - Corporation's VI in non-consolidated VIEs, PR Asset Portfolio 2013-1 and PRLP 2011 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 3,333	$ 5,794
Liabilities	(5,081)	(7,994)
Total net assets	(1,748)	(2,200)
Maximum exposure to loss	0	0
PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	6,306	6,469
Liabilities	(3)	(2,566)
Total net assets	6,303	3,903
Maximum exposure to loss	6,303	3,903
Equity Method Investments | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	3,333	5,794
Equity Method Investments | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	6,306	6,469
Deposits | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	(5,081)	(7,994)
Deposits | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	$ (3)	$ (2,566)